SHORT-TERM BORROWINGS - Proceeds/Repayments From Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Net (repayment of) proceeds received from short-term borrowings	$ (1,439,000,000)		$ 707,000,000
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	0		(1,600,000,000)
Repayments of short-term borrowings	(1,000,000,000)		0
Net (repayment of) proceeds received from receivables securitization	1,000,000,000		(1,600,000,000)
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Net (repayment of) proceeds received from short-term borrowings	(52,000,000)	$ (55)	(756,000,000)	$ (558)
US commercial paper program | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (2,447,000,000)	$ (1,803)	$ (8,781,000,000)	$ (6,745)
Exchange rate on proceeds received from short-term borrowings	1.357	1.357	1.302	1.302
Repayments of short-term borrowings	$ (2,499,000,000)	$ (1,858)	$ (9,537,000,000)	$ (7,303)
Exchange rate on repayments of short-term borrowings	1.345	1.345	1.306	1.306
Credit facilities
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (3,241,000,000)		$ (865,000,000)
Repayments of short-term borrowings	(3,628,000,000)		(1,002,000,000)
Credit facilities | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (2,866,000,000)	$ (2,125)	$ 0	$ 0
Exchange rate on proceeds received from short-term borrowings	1.349	1.349	0	0
Repayments of short-term borrowings	$ (2,870,000,000)	$ (2,125)	$ (507,000,000)	$ (400)
Exchange rate on repayments of short-term borrowings	1.351	1.351	1.268	1.268
Credit facilities | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ (375,000,000)		$ (865,000,000)
Repayments of short-term borrowings	(758,000,000)		(495,000,000)
All Non-Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Net (repayment of) proceeds received from short-term borrowings	$ (387,000,000)		$ (137,000,000)